Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		151 Months Ended	157 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Statements Of Operations [Abstract]
Revenue
Operating expenses:
Research and development, net of reimbursements	509,262	601,272	1,594,968	1,046,158	3,440,485	323,788	26,420,519	28,015,488
General and administrative	966,367	237,908	1,899,503	798,184	4,506,232	2,959,246	24,504,975	26,404,478
Depreciation and amortization expense		159		317	581	633	3,262,462	3,262,462
Loss on disposition of equipment			4,122				550,186	554,307
Total operating expenses	1,475,629	839,339	3,498,593	1,844,659	7,947,298	3,283,667	54,738,142	56,236,735
Loss from operations	(1,475,629)	(839,339)	(3,498,593)	(1,844,659)	(7,947,298)	(3,283,667)	(54,738,142)	(56,236,735)
Other Income (Expense):
Interest expense	(634)	(320,728)	(1,209)	(633,618)	1,099,327	175,094	1,964,707	(1,965,916)
Gain on extinguishment of liability							260,000	260,000
Change in fair value - derivative liabilities	(1,307,748)	(402,524)	26,764	6,777	(685,420)	(13,966)	(699,386)	726,150
Total other income (expense)	(1,308,382)	(723,252)	25,555	(626,841)	413,907	161,128	1,005,321	(979,766)
Net loss	$ (2,784,011)	$ (1,562,591)	$ (3,473,038)	$ (2,471,500)	$ (8,361,205)	$ (3,444,795)	$ (55,743,463)	$ (59,216,501)
Net loss per common share - basic and diluted	$ (0.13)	$ (0.09)	$ (0.16)	$ (0.15)	$ (7.58)	$ (4.30)
Weighted average common shares outstanding - basic and diluted	22,178,637	17,020,192	21,791,673	17,020,192	1,103,521	801,799